Other Revenues - Summary of Other Revenues by Type of Service (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 125,432	$ 18,184	¥ 141,233	¥ 160,344
Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	25,835		7,424	7,047
Other Revenues | Marketing Services Revenue
Disaggregation of Revenue [Line Items]
Revenues	10,047		2,100	961
Other Revenues | Talent management services revenue
Disaggregation of Revenue [Line Items]
Revenues	8,684		0	0
Other Revenues | Logistic Services Revenue
Disaggregation of Revenue [Line Items]
Revenues	2,201		1,640	1,752
Other Revenues | Promotion services revenue
Disaggregation of Revenue [Line Items]
Revenues	0		90	167
Other Revenues | Service, Others
Disaggregation of Revenue [Line Items]
Revenues	¥ 4,903		¥ 3,594	¥ 4,167